Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
Summary of effect on the consolidated balance sheet as a result of adopting ASC 842

		Adjustments
	As of December 31,	due to adoption of		As of January 1,
	2021	ASC 842		2022
	RMB	RMB		RMB
ASSETS
Prepayments and other current assets	247,411	(6,764)	(a)	240,647
Operating lease right-of-use assets	—	95,108	(b)	95,108

LIABILITIES
Operating lease liabilities, current	—	(42,094)	(c)	(42,094)
Operating lease liabilities, non-current	—	(46,250)	(c)	(46,250)
(a)	Represents prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents operating lease right-of-use assets, which is made up of present value of operating lease payments, and the reclassification of prepaid rent from prepayments and other current assets.
(c)	Represents the recognition of operating lease liabilities, current and non-current.

Summary of components of lease cost

	Six Months Ended June 30,
	2022	2023
	RMB	RMB

Operating lease cost	23,502	22,854
Short-term lease cost	2,679	1,660
Total	26,181	24,514

	Six Months Ended June 30,
	2022	2023
	RMB	RMB

Selling and marketing expenses	662	456
General and administrative expenses	9,541	12,512
Research and development expenses	15,978	11,546
Total	26,181	24,514

Year Ended
December 31, 2022
RMB

Operating lease cost	47,163
Short-term lease cost	4,234
Total	51,397

Year Ended
December 31, 2022
RMB

Selling and marketing expenses	1,525
General and administrative expenses	18,834
Research and development expenses	31,038
Total	51,397

Summary of operating lease right-of-use assets and the amortization

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB

Operating lease right-of-use assets	141,627	167,317
Less: accumulated amortization	(41,975)	(46,012)
Total	99,652	121,305

As of December 31,
2022
RMB

Operating lease right-of-use assets	141,627
Less: accumulated amortization	(41,975)
Total	99,652

Summary of weighted average remaining lease term and weighted average discount rate

As of June 30,
2023

Weighted average remaining lease term (years):
Operating leases	6.46
Weighted average discount rate:
Operating leases	8.61%

As of December 31,
2022

Weighted average remaining lease term (years):
Operating leases	5.68

Weighted average discount rate:
Operating leases	6.70%

Schedule of future minimum lease payments

As of June 30,
2023
RMB

2023	17,210
2024	23,552
2025	29,663
2026	22,237
2027	18,604
2028 and thereafter	77,857
Total lease payments	189,123
Less imputed interest	(50,623)
Present value of lease liabilities	138,500
Current portion	30,189
Operating lease liabilities, non-current	108,311

As of December 31,
2022
RMB

2023	35,354
2024	19,413
2025	19,222
2026	12,268
2027	8,644
2028 and thereafter	36,162
Total lease payments	131,063
Less imputed interest	(31,185)
Present value of lease liabilities	99,878
Current portion	31,110
Operating lease liabilities, non-current	68,768

Summary of supplemental cash flow information

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	17,928	6,484
Right-of-use assets obtained in exchange for lease obligations
Operating leases	45,887	31,832

Year Ended
December 31, 2022
RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	40,173
Right-of-use assets obtained in exchange for lease obligations
Operating leases	51,621